Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Numerator (basic and diluted):
Net income attributable to OneMain Holdings, Inc.	$ 137	$ 2
Denominator:
Weighted average number of shares outstanding (basic)	134,694,759	115,027,470
Effect of dilutive securities (in shares)	212,989	405,185
Weighted average number of shares outstanding (diluted)	134,907,748	115,432,655
Earnings per share:
Basic (in dollars per share)	$ 1.02	$ 0.01
Diluted (in dollars per share)	$ 1.01	$ 0.01
Performance Shares
Earnings per share:
Antidilutive securities excluded from EPS calculation (in shares)	579,432	597,477
Restricted Stock Units (RSUs)
Earnings per share:
Antidilutive securities excluded from EPS calculation (in shares)	1,011,860	405,185